ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Balance at Beginning of period	$ 10,654	$ 47,870	$ 30,711
Increases	9,971	22,084	126,425
Decreases (Utilized)	(12,923)	(63,467)	(110,723)
Adjustments	1,586	4,167	1,457
Balance at end of period	9,288	10,654	47,870
Rebates and patient discount programs
Disclosure of other provisions [line items]
Balance at Beginning of period	8,087	46,636	29,742
Increases	9,712	21,225	123,878
Decreases (Utilized)	(10,423)	(60,498)	(108,531)
Adjustments	487	724	1,547
Balance at end of period	7,863	8,087	46,636
Product returns
Disclosure of other provisions [line items]
Balance at Beginning of period	2,567	1,234	969
Increases	259	859	2,547
Decreases (Utilized)	(2,500)	(2,969)	(2,192)
Adjustments	1,099	3,443	(90)
Balance at end of period	$ 1,425	$ 2,567	$ 1,234